As filed with the Securities and Exchange Commission on October 6, 2016

File Nos. 333-189667 and 811-22641

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	20 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	29 [X]

Franklin Alternative Strategies Funds
(Exact Name of Registrant as Specified in Charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954)527-7500

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectuses and statements of additional information of Franklin K2 Alternative Strategies Fund, Franklin K2 Long Short Credit Fund and Franklin Pelagos Commodities Strategy Fund, series of the Registrant and does not otherwise delete, amend, or supersede any other information relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 5th day of October, 2016.

Franklin Alternative Strategies Funds

(Registrant)

 By: /s/ STEVEN J. GRAY

Steven J. Gray,

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

WILLIAM YUN*
William Yun	President and Chief Executive Officer – Investment Management	October 5, 2016

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	October 5, 2016

ROBERT G. KUBILIS*
Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer	October 5, 2016

EDWARD I. ALTMAN*
Edward I. Altman	Trustee	October 5, 2016

ANN TORRE BATES*
Ann Torre Bates	Trustee	October 5, 2016

BURTON J. GREENWALD*
Burton J. Greenwald	Trustee	October 5, 2016

GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	October 5, 2016

JENNIFER M. JOHNSON*
Jennifer M. Johnson	Trustee	October 5, 2016

KEITH E. MITCHELL*
Keith E. Mitchell	Trustee	October 5, 2016

DAVID W. NIEMIEC*
David W. Niemiec	Trustee	October 5, 2016

CHARLES RUBEN II*
Charles Ruben II	Trustee	October 5, 2016

JAN HOPKINS TRACHTMAN*
Jan Hopkins Trachtman	Trustee	October 5, 2016

ROBERT E. WADE*
Robert E. Wade	Trustee	October 5, 2016

GREGORY H. WILLIAMS*
Gregory H. Williams	Trustee	October 5, 2016

* By: /s/ STEVEN J. GRAY

 Steven J. Gray

 Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase